Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) - Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long
Derivative [Line Items]
Derivative, Notional Amount	$ 1,872,478	$ 1,448,561
Short
Derivative [Line Items]
Derivative, Notional Amount	1,890,508	1,620,734
Euro | Long
Derivative [Line Items]
Derivative, Notional Amount	498,879	527,378
Euro | Short
Derivative [Line Items]
Derivative, Notional Amount	1,032,654	872,751
United Kingdom, Pounds | Long
Derivative [Line Items]
Derivative, Notional Amount	1,326	6,333
United Kingdom, Pounds | Short
Derivative [Line Items]
Derivative, Notional Amount	138,077	165,980
NIS | Long
Derivative [Line Items]
Derivative, Notional Amount	1,359,105	894,013
NIS | Short
Derivative [Line Items]
Derivative, Notional Amount	286,192	334,157
Other | Long
Derivative [Line Items]
Derivative, Notional Amount	13,168	20,837
Other | Short
Derivative [Line Items]
Derivative, Notional Amount	$ 433,585	$ 247,846